Investments (Tables)	12 Months Ended
Mar. 31, 2020
Summary of Long Term Investments
The Company’s long-term investments consist of the following:

	As of March 31,
	2019	2020
	RMB	RMB
Available-for-sale debt securities
iSNOB	38,378	76,841
Huzan Inc. (“Huzan”)	19,822	10,996
Shanghai Kuailaimai Information and Technology Co., Ltd. (“Kuailaimai”)	14,259	—
Others	—	14,536

	72,459	102,373
Equity method investment
JM Weshop (Cayman) Inc. (“JM Weshop”)	169,262	—

Total	241,721	102,373

Schedule of Available-for-sale Debt Securities
The following table summarizes, by major security type, the Company’s available-for-sale
debt securities as of March 31, 2019 and 2020:

	As of March 31,
	2019	2020
	RMB	RMB
Cost	31,235	46,810
Unrealized gains, including foreign exchange adjustment	41,224	55,563

Fair Value	72,459	102,373

Huzan Inc.
Summary of Gain from Investment Disposal
The Company recognized a “Gain from investments, net” of RMB31,236 in the Consolidated Statements of Operations and Comprehensive loss as follows:

RMB
Cash consideration collected	35,501
Less: Carrying value of investment as at November 20, 2018	(13,658)
Add: Realized gain in other comprehensive income	9,393

Gain from investment disposal	31,236

JM Weshop (Cayman) Inc.
Summary of the Carrying Amount for the Investment
The carrying amount for the investment in JM Weshop as of March 31, 2019 and 2020 were as follows:

	As of March 31,
	2019	2020
	RMB	RMB
Investment cost	159,711	158,777
Foreign currency translation	8,425	14,786
Surrender 10% of ordinary shares held	—	(25,132)

Total investment cost	168,136	148,431

Value booked under equity method
Share of cumulative gain/(loss)	2,312	(113,182)
Share of other comprehensive loss	(1,186)	(1,331)

Total booked value under equity method	1,126	(114,513)

Impairment	—	(33,918)

Net book value	169,262	—

Schedule of Equity Method Investments Disclosure
The organized workforce contributed by the Company to JM Weshop is considered a business with an input and a substantive process that can create output in accordance with ASC 805. Since the Company contributed this noncash asset that meets the definition of a business in exchange for the equity interest in JM Weshop. The Company followed the guidance in
ASC 810-10-40-5, and
recorded a gain in the amount of RMB158,627, measured as the difference between the fair value of the ordinary shares of JM Weshop that the Company received, and the carrying amount of the contributed workforce which did not have a value per MOGU’s book prior to the transaction. The fair value of the ordinary shares of JM Weshop was determined by management with the assistance of an independent appraiser. The gain is presented in the “Investment Gain” line item for the year ended March 31, 2018 on the Company’s Consolidated Statements of Operations and Comprehensive loss.

Investment in JM Weshop was accounted for using the equity method with the investment cost allocated as follows:

As of March 31,
2019
RMB
Carrying value of investment in JM Weshop’s	169,262
Proportionate share of JM Weshop’s net tangible and intangible assets	116,379

Excess of carrying value of the investment over proportionate share of JM Weshop’s net tangible and intangible assets	52,883

The excess of carrying value has been primarily assigned to:
Goodwill	52,883

Cumulative gain in equity interest in JM Weshop	2,312
Cumulative other comprehensive loss in equity interest in JM Weshop	(1,186)

Total	1,126

iSNOB Holding Limited [Member]
Schedule of Deconsolidation of Subsidiary
The Company used the latest financing price of iSNOB to measure the fair value of retained interest in iSNOB at the deconsolidation date and recognized a “Gain from investments, net” in the Consolidated Statements of Operations and Comprehensive Loss as follows:

RMB
Receivables of the Company due from iSNOB as of October 31, 2017	1,968
Proportionate share of iSNOB’s net assets as of October 31, 2017	1,250
Cash consideration	1,190

Total consideration	4,408
Fair value of investment in iSNOB	18,000

Gain from investments, net	13,592